Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	[1],[3]	Mar. 31, 2025	[4],[5]
Financing receivable, recorded investment [Line items]
Current year	[2]	¥ 2,665,189		¥ 439,155
Year before current year	[2]	275,725		1,053,438
Two years before current year	[2]	175,467		336,293
Three years before current year	[2]	165,740		137,443
Four years before current year	[2]	234,348		109,072
More than five year before current year	[2]	347,907		867,118
Revolving	[2]	1,101,142		908,121
Total loans	[2]	4,965,518		3,850,640
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	461,911		119,134
Year before current year	[2]	2,166		231,869
Two years before current year	[2]	1,248		2,837
Three years before current year	[2]	199		7,517
Four years before current year	[2]	10,700		5,000
More than five year before current year	[2]	13,309		23,453
Revolving	[2]
Total loans	[2]	489,533		389,810
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	10,564		4,500
Year before current year	[2]	1,500		1,377
Two years before current year	[2]	300		300
Three years before current year	[2]	835		1,735
Four years before current year	[2]	3,988		7,700
More than five year before current year	[2]	24,529		23,875
Revolving	[2]
Total loans	[2]	41,716		39,487
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	728,870		58,325
Year before current year	[2]	228,451		289,986
Two years before current year	[2]	114,889		266,380
Three years before current year	[2]	103,943		89,955
Four years before current year	[2]	215,395		90,419
More than five year before current year	[2]	146,352		159,346
Revolving	[2]	433,637		385,419
Total loans	[2]	1,971,537		1,339,830
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	1,000
Year before current year	[2]
Two years before current year	[2]			8
Three years before current year	[2]	3,000		3,000
Four years before current year	[2]			1,000
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]	4,000		4,008
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	314,914		125,213
Year before current year	[2]	1,006		219,055
Two years before current year	[2]			15,000
Three years before current year	[2]	21,086		8,439
Four years before current year	[2]
More than five year before current year	[2]	778		1,151
Revolving	[2]
Total loans	[2]	337,784		368,858
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	101		703
Year before current year	[2]	803		1,000
Two years before current year	[2]	1,656		756
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]	1,500		2,139
Revolving	[2]
Total loans	[2]	4,060		4,598
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	47,531		1
Year before current year	[2]	41,777		32,529
Two years before current year	[2]	57,374		50,893
Three years before current year	[2]	34,605		25,157
Four years before current year	[2]	3,698		4,424
More than five year before current year	[2]	9,646		41,270
Revolving	[2]	280,651		199,701
Total loans	[2]	475,282		353,975
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]	1,944
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]	1,944
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2],[6]	304,342
Year before current year	[2],[6]			243,034
Two years before current year	[2],[6]
Three years before current year	[2],[6]
Four years before current year	[2],[6]
More than five year before current year	[2],[6]
Revolving	[2],[6]
Total loans	[2],[6]	304,342		243,034
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2],[6]	747,640
Year before current year	[2],[6]
Two years before current year	[2],[6]
Three years before current year	[2],[6]
Four years before current year	[2],[6]
More than five year before current year	[2],[6]			474,019
Revolving	[2],[6]	386,753		322,917
Total loans	[2],[6]	1,134,393		796,936
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2],[6]	48,128		131,132
Year before current year	[2],[6]			34,567
Two years before current year	[2],[6]
Three years before current year	[2],[6]			1,640
Four years before current year	[2],[6]
More than five year before current year	[2],[6]			115
Revolving	[2],[6]	101		84
Total loans	[2],[6]	48,229		167,538
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	188		147
Year before current year	[2]	22		21
Two years before current year	[2]			119
Three years before current year	[2]	128
Four years before current year	[2]	567		529
More than five year before current year	[2]	151,793		141,750
Revolving	[2]
Total loans	[2]	152,698		142,566
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	1,081,167		244,347
Year before current year	[2]	3,172		693,958
Two years before current year	[2]	1,248		17,837
Three years before current year	[2]	21,285		15,956
Four years before current year	[2]	10,700		5,000
More than five year before current year	[2]	14,087		24,604
Revolving	[2]
Total loans	[2]	1,131,659		1,001,702
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	10,665		5,203
Year before current year	[2]	2,303		2,377
Two years before current year	[2]	1,956		1,056
Three years before current year	[2]	835		1,735
Four years before current year	[2]	3,988		7,700
More than five year before current year	[2]	26,029		26,014
Revolving	[2]
Total loans	[2]	45,776		44,085
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	747,640
Year before current year	[2]
Two years before current year	[2]
Three years before current year	[2]
Four years before current year	[2]
More than five year before current year	[2]			474,019
Revolving	[2]	386,753		322,917
Total loans	[2]	1,134,393		796,936
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	824,529		189,458
Year before current year	[2]	270,228		357,082
Two years before current year	[2]	172,263		317,273
Three years before current year	[2]	140,492		116,752
Four years before current year	[2]	219,093		94,843
More than five year before current year	[2]	155,998		200,731
Revolving	[2]	714,389		585,204
Total loans	[2]	2,496,992		1,861,343
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	188		147
Year before current year	[2]	22		21
Two years before current year	[2]			119
Three years before current year	[2]	128
Four years before current year	[2]	567		529
More than five year before current year	[2]	151,793		141,750
Revolving	[2]
Total loans	[2]	152,698		142,566
Total [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Current year	[2]	1,000
Year before current year	[2]
Two years before current year	[2]			8
Three years before current year	[2]	3,000		3,000
Four years before current year	[2]			1,000
More than five year before current year	[2]
Revolving	[2]
Total loans	[2]	¥ 4,000		¥ 4,008

[1]	Amounts are presented by fiscal year of origination.
[2]	The amounts are aggregated by reference to the year in which the contract became effective, rather than the date of loan drawdown.
[3]	The amounts of write offs for the year ended March 31, 2026 were not significant.
[4]	Amounts are presented by calendar year of origination.
[5]	The amounts of write offs for the year ended March 31, 2025 were not significant.
[6]	Relates to collateralized exposures where a specified ratio of LTV is maintained.